Organization And Summary Of Significant Accounting Policies - Income Statement Impact (Details) - USD ($) $ in Thousands	3 Months Ended								5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition
Cost of sales									$ 180,845	$ 311,059	$ 209,887	$ 463,054	$ 468,202
Research and development	$ 373	$ 1,329	$ 933	$ 821	$ 649	$ 500	$ 760	$ 625	1,083	1,010	1,754	3,456	2,534
Selling and administrative expenses	15,388	13,294	12,169	11,655	19,377	12,115	13,326	13,697	23,768	32,115	23,824	52,506	58,515
Other expense (income), net	(6,426)	(405)	1,423	3,304	(4,121)	(104)	(738)	697	$ (813)	$ 1,031	4,727	(2,104)	(4,266)
Calculated under Revenue Guidance in Effect before Topic 606
Revenue, Initial Application Period Cumulative Effect Transition
Cost of sales											210,289	462,848	466,990
Research and development	(159)	1,338	943	829	436	526	786	651			1,772	2,951	2,399
Selling and administrative expenses	12,279	13,322	12,195	11,683	18,352	12,215	13,423	13,794			23,878	49,479	57,784
Other expense (income), net	(1,976)	(643)	1,186	3,067	(660)	(567)	(1,198)	237			4,253	1,634	(2,188)
Difference between Revenue Guidance in Effect before and after Topic 606
Revenue, Initial Application Period Cumulative Effect Transition
Research and development	532	(9)	(10)	(8)	213	(26)	(26)	(26)
Selling and administrative expenses	3,109	(28)	(26)	(28)	1,025	(100)	(97)	(97)
Other expense (income), net	$ (4,450)	$ 238	237	$ 237	$ (3,461)	$ 463	$ 460	$ 460
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition
Cost of sales			(201)								(402)	206	1,212
Research and development			(10)								(18)	505	135
Selling and administrative expenses			(26)								(54)	3,027	731
Other expense (income), net			$ 237								$ 474	$ (3,738)	$ (2,078)